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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ] Amendment Number: ______________

This Amendment (Check only one.): [ ] is a restatement

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Capital Management, L.P.
Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75230

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joel H. Sauer
Title: Chief Compliance Officer
Phone: (214) 347-8050

Signature, Place, and Date of Signing:


             Joel H Sauer                    Dallas, TX        February 14, 2011
-------------------------------------   --------------------   -----------------
             (Signature)                    (City, State)           (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      14
Form 13F Information Table Value Total: 339,642 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                    FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- ---------------- ----------- -------- ------------------ ---------- -------- ---------------------
                                                                                                            VOTING AUTHORITY
                                TITLE OF                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER             CLASS          CUSIP     (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------- ---------------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Ariad Pharmaceuticals Inc.  COM              04033A 10 0    3,060   600,000 SH          Sole               600,000
Bank Of America Corporation W EXP 01/16/2019 060505 90 4    7,140 1,000,000 SH          Sole             1,000,000
Electronic Arts Inc         COM              285512 10 9    7,371   450,000 SH          Sole               450,000
Grubb & Ellis Co            COM PAR $0.01    400095 20 4    1,905 1,500,000 SH          Sole             1,500,000
HFF Inc                     CL A             40418F 10 8   10,193 1,055,180 SH          Sole             1,055,180
KKR & Co LP                 COM UNITS        48248M 10 2    3,550   250,000 SH          Sole               250,000
Macys Inc                   COM              55616P 10 4    8,855   350,000 SH  PUT     Sole               350,000
Phillips Van Heusen Corp    COM              718592 10 8    4,726    75,000 SH  PUT     Sole                75,000
Royal Bk Scotland Group PLC SP ADR PREF M    780097 79 6    3,088   210,474 SH          Sole               210,474
Royal Bk Scotland Group PLC ADR PREF SHS Q   780097 75 4    1,475    98,149 SH          Sole                98,149
Royal Bk Scotland Group PLC ADR PREF SHS R   780097 74 7    2,284   156,858 SH          Sole               156,858
Royal Bk Scotland Group PLC SP ADR PREF T    780097 71 3    5,633   348,568 SH          Sole               348,568
Six Flags Entmt Corp New    COM              83001A 10 2   16,287   299,401 SH          Sole               299,401
SPDR S&P 500 ETF TR         TR UNIT          78462F 10 3  264,075 2,100,000 SH  PUT     Sole             2,100,000